Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUB) (Detail) - MUB [Member] - U.S. Basel III [Member] - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 14,003	$ 13,656
Tier 1 capital (to risk-weighted assets): Actual amount		12,384	12,088
Tier 1 capital (to quarterly average assets): Actual amount	[1]	12,384	12,088
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 12,384	$ 12,087
Total capital (to risk-weighted assets): Actual ratio		14.91%	14.78%
Tier 1 capital (to risk-weighted assets): Actual ratio		13.18%	13.09%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	11.03%	11.09%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		13.18%	13.09%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		$ 7,514	$ 7,389
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		5,636	5,080
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1]	4,490	$ 4,361
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		$ 4,227
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	5.50%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1]	4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%
Total capital (to risk-weighted assets): Amount required to be "well capitalized"		$ 9,393	$ 9,237
Tier 1 capital (to risk-weighted assets): Amount required to be "well capitalized"		7,514	5,542
Tier 1 capital (to quarterly average assets): Amount required to be "well capitalized"	[1]	5,612	$ 5,452
Common Equity Tier 1 capital (to risk-weighted assets): Amount required to be "well capitalized"		$ 6,105
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"		10.00%	10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"		8.00%	6.00%
Tier 1 capital (to quarterly average assets): Ratios OCC required to be "well capitalized"	[1]	5.00%	5.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC required to be "well capitalized"		6.50%

[1]	Excludes certain intangible assets.